Consolidated Statements of Shareholders' Equity - CNY (¥) ¥ in Thousands	Total	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings/(accumulated deficits)	Retained earnings/(accumulated deficits) Cumulative effect of initially	Accumulated other comprehensive income/(loss)	Noncontrolling interests	Noncontrolling interests Cumulative effect of initially
Balance at Dec. 31, 2018	¥ 3,390,361	¥ 17,487	¥ 22,053	¥ 1,604,588	¥ 87,620	¥ 159,621		¥ 1,188,358	¥ 310,634
Balance (in shares) at Dec. 31, 2018		264,824,592	317,325,360
Share-based compensation	20,221			8,041					12,180
Issuance of ordinary shares upon settlement of share-based awards	511	¥ 12		499
Issuance of ordinary shares upon settlement of share-based awards (in shares)		174,373
Appropriation to statutory reserves					963	(963)
Fair value changes of available-for-sale debt investments, net of tax	1,188,762							1,188,762
Reclassification adjustment for disposal of available-for-sale debt investments, net of tax	(1,008,795)							(1,008,795)
Foreign currency translation adjustment	37,483							37,483
Acquisition of a noncontrolling interest in a subsidiary	(125,889)			(1,644)					(124,245)
Acquisition of a subsidiary	18,522								18,522
Dividends declared and paid	(700,163)					(700,163)
Net income/(loss)	724,002					727,829			(3,827)
Balance at Dec. 31, 2019	¥ 3,545,015	¥ 17,499	¥ 22,053	1,611,484	88,583	186,324		1,405,808	213,264
Balance (in shares) at Dec. 31, 2019		264,998,965	317,325,360
Accounting Standards Update [Extensible List]	ASU 2016-13
Share-based compensation	¥ 9,383			9,096					287
Appropriation to statutory reserves					3,434	(3,434)
Fair value changes of available-for-sale debt investments, net of tax	(887,248)							(887,248)
Reclassification adjustment for disposal of available-for-sale debt investments, net of tax	(491,197)							(491,197)
Foreign currency translation adjustment	(55,577)							(55,577)
Capital contribution received from noncontrolling shareholders	1,600								1,600
Disposal of a subsidiary	(169,339)								(169,339)
Dividends declared and paid	(653,943)					(653,501)			(442)
Net income/(loss)	365,279					380,369			(15,090)
Balance at Dec. 31, 2020	1,663,973	¥ 17,499	¥ 22,053	1,620,580	92,017	(88,191)	¥ 2,051	(28,214)	28,229	¥ (2,051)
Balance (in shares) at Dec. 31, 2020		264,998,965	317,325,360
Share-based compensation	9,582			8,434					1,148
Appropriation to statutory reserves					6,465	(6,465)
Fair value changes of available-for-sale debt investments, net of tax	(6,611)							(6,611)
Foreign currency translation adjustment	(4,483)							(4,483)
Dividends declared and paid	(240)								(240)
Net income/(loss)	(273,066)					(205,701)			(67,365)
Balance at Dec. 31, 2021	¥ 1,389,155	¥ 17,499	¥ 22,053	¥ 1,629,014	¥ 98,482	¥ (300,357)		¥ (39,308)	¥ (38,228)
Balance (in shares) at Dec. 31, 2021		264,998,965	317,325,360